UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21990

Fidelity Commonwealth Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Chief Legal Officer

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:

Date of reporting period:	August 31, 2007
February 28

Item 1. Reports to Stockholders

Fidelity® Large Cap Growth Enhanced Index

Fidelity Large Cap Value Enhanced Index

Fidelity Large Cap Core Enhanced Index

Funds

Semiannual Report

August 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses

Fidelity Large Cap Growth Enhanced Index Fund	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Large Cap Value Enhanced Index Fund	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Large Cap Core Enhanced Index Fund	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements

Notes	<Click Here>	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Enhanced Index Funds

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 19, 2007 to August 31, 2007). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value August 31, 2007	Expenses Paid During Period
Fidelity Large Cap Growth Enhanced Index Fund
Actual	$ 1,000.00	$ 1,017.00	$ 1.67 B
HypotheticalA	$ 1,000.00	$ 1,022.87	$ 2.29 C
Fidelity Large Cap Value Enhanced Index Fund
Actual	$ 1,000.00	$ 978.00	$ 1.64 B
HypotheticalA	$ 1,000.00	$ 1,022.87	$ 2.29 C
Fidelity Large Cap Core Enhanced Index Fund
Actual	$ 1,000.00	$ 1,004.00	$ 1.66 B
HypotheticalA	$ 1,000.00	$ 1,022.87	$ 2.29 C

A 5% return per year before expenses

B Actual expenses are equal to each Funds' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 135/366 (to reflect the period April 19, 2007 to August 31, 2007).

C Hypothetical expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Fidelity Large Cap Growth Enhanced Index Fund	.45%
Fidelity Large Cap Value Enhanced Index Fund	.45%
Fidelity Large Cap Core Enhanced Index Fund	.45%

Semiannual Report

Fidelity Large Cap Growth Enhanced Index Fund

Investment Summary

Top Ten Stocks as of August 31, 2007
% of fund's net assets
iShares Russell 1000 Growth Index Fund	4.0
Microsoft Corp.	3.3
Cisco Systems, Inc.	2.4
International Business Machines Corp.	2.1
Apple, Inc.	1.8
Intel Corp.	1.7
Hewlett-Packard Co.	1.6
Schlumberger Ltd. (NY Shares)	1.5
The Boeing Co.	1.3
The Coca-Cola Co.	1.3
21.0
Market Sectors as of August 31, 2007
% of fund's net assets
Information Technology	27.1
Health Care	16.3
Consumer Discretionary	12.7
Industrials	12.2
Consumer Staples	9.7
Energy	6.4
Financials	6.4
Materials	2.9
Telecommunication Services	1.4
Utilities	0.8

Semiannual Report

Fidelity Large Cap Growth Enhanced Index Fund

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
CONSUMER DISCRETIONARY - 12.7%
Automobiles - 0.3%
Ford Motor Co.	10,898	$ 85,113
Diversified Consumer Services - 1.2%
Apollo Group, Inc. Class A (non-vtg.) (a)	2,870	168,383
ITT Educational Services, Inc. (a)	1,180	129,564
Sotheby's Class A (ltd. vtg.)	1,920	83,098
		381,045
Hotels, Restaurants & Leisure - 2.1%
Choice Hotels International, Inc.	1,510	56,595
Darden Restaurants, Inc.	2,992	124,467
Marriott International, Inc. Class A	2,830	125,709
McDonald's Corp.	1,970	97,023
Wendy's International, Inc.	3,465	113,964
Yum! Brands, Inc.	3,620	118,446
		636,204
Household Durables - 0.6%
Black & Decker Corp.	1,330	115,378
NVR, Inc. (a)	107	59,867
		175,245
Internet & Catalog Retail - 0.2%
NutriSystem, Inc. (a)	1,030	55,857
Leisure Equipment & Products - 0.2%
Mattel, Inc.	2,350	50,831
Media - 3.9%
Comcast Corp. Class A	2,490	64,964
EchoStar Communications Corp. Class A (a)	2,130	90,142
McGraw-Hill Companies, Inc.	3,106	156,729
Meredith Corp.	2,000	111,800
News Corp. Class A	10,430	210,999
Omnicom Group, Inc.	3,435	174,945
Regal Entertainment Group Class A	5,810	130,957
The Walt Disney Co.	6,525	219,240
Viacom, Inc. Class B (non-vtg.) (a)	750	29,595
		1,189,371
Multiline Retail - 1.7%
Dollar Tree Stores, Inc. (a)	2,870	124,702
Family Dollar Stores, Inc.	3,962	116,007
Nordstrom, Inc.	2,881	138,576
Target Corp.	1,925	126,915
		506,200
Specialty Retail - 2.3%
Aeropostale, Inc. (a)	4,066	84,166
American Eagle Outfitters, Inc.	3,761	97,147
AutoZone, Inc. (a)	500	60,645
Home Depot, Inc.	2,476	94,856
J. Crew Group, Inc. (a)	1,325	65,998
Lowe's Companies, Inc.	3,245	100,790

	Shares	Value
RadioShack Corp.	3,109	$ 73,901
Sherwin-Williams Co.	2,045	141,125
		718,628
Textiles, Apparel & Luxury Goods - 0.2%
Phillips-Van Heusen Corp.	570	33,191
Warnaco Group, Inc. (a)	1,045	36,471
		69,662
TOTAL CONSUMER DISCRETIONARY		3,868,156
CONSUMER STAPLES - 9.7%
Beverages - 2.6%
Anheuser-Busch Companies, Inc.	1,392	68,765
PepsiCo, Inc.	4,920	334,708
The Coca-Cola Co.	7,263	390,604
		794,077
Food & Staples Retailing - 3.0%
CVS Caremark Corp.	3,334	126,092
Kroger Co.	4,317	114,746
Longs Drug Stores Corp.	1,560	82,259
Wal-Mart Stores, Inc.	7,780	339,441
Walgreen Co.	5,327	240,088
		902,626
Food Products - 0.8%
Corn Products International, Inc.	1,000	45,200
General Mills, Inc.	2,100	117,348
Wm. Wrigley Jr. Co.	1,135	66,114
		228,662
Household Products - 1.7%
Colgate-Palmolive Co.	1,080	71,626
Energizer Holdings, Inc. (a)	440	46,609
Kimberly-Clark Corp.	1,900	130,511
Procter & Gamble Co.	4,189	273,584
		522,330
Tobacco - 1.6%
Altria Group, Inc.	5,228	362,875
UST, Inc.	2,510	123,693
		486,568
TOTAL CONSUMER STAPLES		2,934,263
ENERGY - 6.4%
Energy Equipment & Services - 4.1%
Dresser-Rand Group, Inc. (a)	3,785	139,553
Global Industries Ltd. (a)	3,170	76,651
Halliburton Co.	3,790	131,096
National Oilwell Varco, Inc. (a)	1,745	223,360
Schlumberger Ltd. (NY Shares)	4,690	452,585
Tidewater, Inc.	1,980	129,591
Transocean, Inc. (a)	1,000	105,090
		1,257,926
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.3%
Chevron Corp.	670	$ 58,799
CNX Gas Corp. (a)	2,490	66,359
Exxon Mobil Corp.	2,940	252,046
Occidental Petroleum Corp.	2,104	119,276
Tesoro Corp.	1,990	98,167
Valero Energy Corp.	1,540	105,505
		700,152
TOTAL ENERGY		1,958,078
FINANCIALS - 6.4%
Capital Markets - 2.3%
A.G. Edwards, Inc.	1,500	125,370
Affiliated Managers Group, Inc. (a)	350	39,638
Franklin Resources, Inc.	1,160	152,853
Goldman Sachs Group, Inc.	575	101,206
Merrill Lynch & Co., Inc.	1,820	134,134
Morgan Stanley	1,759	109,709
Northern Trust Corp.	566	34,786
		697,696
Consumer Finance - 0.5%
American Express Co.	2,138	125,330
Discover Financial Services (a)	1,385	32,049
		157,379
Diversified Financial Services - 0.3%
JPMorgan Chase & Co.	2,255	100,393
Insurance - 1.6%
CNA Financial Corp.	2,075	87,067
Philadelphia Consolidated Holdings Corp. (a)	2,635	105,453
Principal Financial Group, Inc.	1,191	66,089
Prudential Financial, Inc.	1,030	92,473
The Chubb Corp.	1,255	64,168
The Travelers Companies, Inc.	1,160	58,626
		473,876
Real Estate Investment Trusts - 0.7%
ProLogis Trust	1,306	78,569
Rayonier, Inc.	845	36,115
Taubman Centers, Inc.	2,110	108,834
		223,518
Real Estate Management & Development - 0.8%
CB Richard Ellis Group, Inc. Class A (a)	3,810	112,471
Jones Lang LaSalle, Inc.	1,290	144,067
		256,538
Thrifts & Mortgage Finance - 0.2%
Freddie Mac	784	48,302
TOTAL FINANCIALS		1,957,702

	Shares	Value
HEALTH CARE - 16.3%
Biotechnology - 2.4%
Amgen, Inc. (a)	3,650	$ 182,902
Biogen Idec, Inc. (a)	920	58,714
Cephalon, Inc. (a)	1,032	77,452
Genentech, Inc. (a)	1,200	89,772
Genzyme Corp. (a)	1,570	97,984
Gilead Sciences, Inc. (a)	4,120	149,844
ImClone Systems, Inc. (a)	1,400	47,684
OSI Pharmaceuticals, Inc. (a)	896	30,563
		734,915
Health Care Equipment & Supplies - 2.6%
Baxter International, Inc.	4,490	245,872
Edwards Lifesciences Corp. (a)	2,190	105,777
Kinetic Concepts, Inc. (a)	2,380	143,062
Medtronic, Inc.	2,285	120,739
Mentor Corp.	2,160	96,314
Zimmer Holdings, Inc. (a)	900	70,497
		782,261
Health Care Providers & Services - 4.9%
Aetna, Inc.	1,020	51,928
AmerisourceBergen Corp.	1,525	72,971
Coventry Health Care, Inc. (a)	2,355	135,106
Express Scripts, Inc. (a)	3,375	184,781
Humana, Inc. (a)	2,200	140,998
Laboratory Corp. of America Holdings (a)	1,770	137,458
McKesson Corp.	2,725	155,897
Medco Health Solutions, Inc. (a)	1,400	119,630
PharMerica Corp. (a)	112	1,986
UnitedHealth Group, Inc.	3,735	186,787
Wellcare Health Plans, Inc. (a)	1,040	102,648
WellPoint, Inc. (a)	2,425	195,431
		1,485,621
Life Sciences Tools & Services - 0.8%
Invitrogen Corp. (a)	975	75,953
Varian, Inc. (a)	860	51,617
Waters Corp. (a)	2,190	134,838
		262,408
Pharmaceuticals - 5.6%
Abbott Laboratories	6,547	339,855
Bristol-Myers Squibb Co.	4,798	139,862
Eli Lilly & Co.	3,990	228,827
Johnson & Johnson	4,890	302,153
King Pharmaceuticals, Inc. (a)	3,800	57,114
Merck & Co., Inc.	4,940	247,840
Pfizer, Inc.	1,690	41,980
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	9,615	$ 288,642
Wyeth	1,220	56,486
		1,702,759
TOTAL HEALTH CARE		4,967,964
INDUSTRIALS - 12.2%
Aerospace & Defense - 4.6%
Goodrich Corp.	900	56,844
Honeywell International, Inc.	4,045	227,127
L-3 Communications Holdings, Inc.	1,275	125,600
Lockheed Martin Corp.	2,270	225,048
Raytheon Co.	2,740	168,072
The Boeing Co.	4,045	391,152
United Technologies Corp.	2,633	196,501
		1,390,344
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	3,350	254,131
Airlines - 0.5%
Continental Airlines, Inc. Class B (a)	2,695	89,636
Delta Air Lines, Inc. (a)	4,000	67,520
		157,156
Commercial Services & Supplies - 0.4%
Equifax, Inc.	3,305	127,309
Construction & Engineering - 0.4%
EMCOR Group, Inc. (a)	3,750	117,563
Electrical Equipment - 1.8%
Acuity Brands, Inc.	2,100	110,334
Emerson Electric Co.	5,210	256,488
Rockwell Automation, Inc.	2,290	161,353
		528,175
Industrial Conglomerates - 1.2%
3M Co.	2,145	195,174
General Electric Co.	4,380	170,251
		365,425
Machinery - 1.5%
Caterpillar, Inc.	2,500	189,425
Eaton Corp.	1,355	127,668
Manitowoc Co., Inc.	1,720	136,723
		453,816
Road & Rail - 0.5%
Con-way, Inc.	1,210	58,661
Norfolk Southern Corp.	1,925	98,579
		157,240
Trading Companies & Distributors - 0.5%
W.W. Grainger, Inc.	1,575	144,286
TOTAL INDUSTRIALS		3,695,445

	Shares	Value
INFORMATION TECHNOLOGY - 27.1%
Communications Equipment - 3.7%
ADC Telecommunications, Inc. (a)	4,300	$ 78,690
Adtran, Inc.	1,817	48,568
Cisco Systems, Inc. (a)	22,530	719,158
Corning, Inc.	2,130	49,778
QUALCOMM, Inc.	5,762	229,846
		1,126,040
Computers & Peripherals - 8.2%
Apple, Inc. (a)	4,055	561,536
Dell, Inc. (a)	11,375	321,344
EMC Corp. (a)	14,538	285,817
Hewlett-Packard Co.	9,875	487,331
International Business Machines Corp.	5,340	623,125
NCR Corp. (a)	2,560	127,411
Network Appliance, Inc. (a)	3,597	100,212
		2,506,776
Electronic Equipment & Instruments - 0.7%
AVX Corp.	5,840	91,805
Mettler-Toledo International, Inc. (a)	1,375	129,676
		221,481
Internet Software & Services - 2.2%
eBay, Inc. (a)	8,270	282,007
Google, Inc. Class A (sub. vtg.) (a)	665	342,641
Yahoo!, Inc. (a)	1,283	29,163
		653,811
IT Services - 1.7%
DST Systems, Inc. (a)	1,300	99,398
Electronic Data Systems Corp.	4,530	103,692
Fiserv, Inc. (a)	2,880	133,978
The Western Union Co.	7,341	138,231
Total System Services, Inc.	1,290	35,785
		511,084
Semiconductors & Semiconductor Equipment - 5.2%
Amkor Technology, Inc. (a)	8,000	92,160
Applied Materials, Inc.	8,000	170,880
Intel Corp.	20,254	521,541
Lam Research Corp. (a)	2,925	156,868
Linear Technology Corp.	1,950	66,281
National Semiconductor Corp.	6,253	164,579
Novellus Systems, Inc. (a)	3,756	102,802
Teradyne, Inc. (a)	4,250	63,283
Texas Instruments, Inc.	7,495	256,629
		1,595,023
Software - 5.4%
BMC Software, Inc. (a)	4,765	145,904
Cadence Design Systems, Inc. (a)	5,724	124,325
McAfee, Inc. (a)	4,760	170,170
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	35,065	$ 1,007,417
Oracle Corp. (a)	8,975	182,013
		1,629,829
TOTAL INFORMATION TECHNOLOGY		8,244,044
MATERIALS - 2.9%
Chemicals - 1.6%
Celanese Corp. Class A	1,995	71,660
Lubrizol Corp.	1,820	115,716
Monsanto Co.	4,045	282,098
		469,474
Containers & Packaging - 0.4%
Crown Holdings, Inc. (a)	1,500	36,030
Pactiv Corp. (a)	3,115	91,114
		127,144
Metals & Mining - 0.9%
Freeport-McMoRan Copper & Gold, Inc. Class B	2,180	190,576
Nucor Corp.	1,740	92,046
		282,622
TOTAL MATERIALS		879,240
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.6%
CenturyTel, Inc.	1,405	67,412
Citizens Communications Co.	7,755	112,525
		179,937
Wireless Telecommunication Services - 0.8%
ALLTEL Corp.	1,040	70,990
Sprint Nextel Corp.	1,952	36,932
Telephone & Data Systems, Inc.	2,167	140,313
		248,235
TOTAL TELECOMMUNICATION SERVICES		428,172

	Shares	Value
UTILITIES - 0.8%
Electric Utilities - 0.4%
Exelon Corp.	1,090	$ 77,030
Pepco Holdings, Inc.	1,490	41,541
		118,571
Multi-Utilities - 0.4%
Public Service Enterprise Group, Inc.	1,430	121,536
TOTAL UTILITIES		240,107
TOTAL COMMON STOCKS (Cost $29,367,027)		29,173,171
Investment Companies - 4.0%

iShares Russell 1000 Growth Index Fund (Cost $1,227,184)	20,782	1,229,454
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.59% 9/27/07 (Cost $19,932)	$ 20,000	19,950
Money Market Funds - 0.1%
	Shares
Fidelity Cash Central Fund, 5.48% (b) (Cost $32,699)	32,699	32,699
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $30,646,842)		30,455,274
NET OTHER ASSETS - (0.1)%		(26,452)
NET ASSETS - 100%		$ 30,428,822
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,210

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Growth Enhanced Index

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $30,614,143)	$ 30,422,575
Fidelity Central Funds (cost $32,699)	32,699
Total Investments (cost $30,646,842)		$ 30,455,274
Cash		12,558
Receivable for investments sold		127,257
Receivable for fund shares sold		126,394
Dividends receivable		34,177
Prepaid Independent trustees' compensation		8,395
Distributions receivable from Fidelity Central Funds		1,291
Total assets		30,765,346

Liabilities
Payable for investments purchased	$ 170,537
Payable for fund shares redeemed	146,905
Accrued management fee	5,514
Other affiliated payables	13,568
Total liabilities		336,524

Net Assets		$ 30,428,822
Net Assets consist of:
Paid in capital		$ 30,714,087
Undistributed net investment income		65,270
Accumulated undistributed net realized gain (loss) on investments		(158,967)
Net unrealized appreciation (depreciation) on investments		(191,568)
Net Assets, for 2,991,494 shares outstanding		$ 30,428,822
Net Asset Value, offering price and redemption price per share ($30,428,822 ÷ 2,991,494 shares)		$ 10.17

Statement of Operations

	For the period April 19, 2007 (commencement of operations) to August 31, 2007 (Unaudited)

Investment Income
Dividends		$ 85,181
Interest		3,020
Income from Fidelity Central Funds		10,210
Total income		98,411

Expenses
Management fee	$ 5,514
Transfer agent fees	11,042
Independent trustees' compensation	16,585
Total expenses		33,141
Net investment income (loss)		65,270
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(148,169)
Futures contracts	(10,798)
Total net realized gain (loss)		(158,967)
Change in net unrealized appreciation (depreciation) on investment securities		(191,568)
Net gain (loss)		(350,535)
Net increase (decrease) in net assets resulting from operations		$ (285,265)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period April 19, 2007 (commencement of operations) to August 31, 2007 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 65,270
Net realized gain (loss)	(158,967)
Change in net unrealized appreciation (depreciation)	(191,568)
Net increase (decrease) in net assets resulting from operations	(285,265)
Share transactions Proceeds from sales of shares	34,710,600
Cost of shares redeemed	(3,996,513)
Net increase (decrease) in net assets resulting from share transactions	30,714,087
Total increase (decrease) in net assets	30,428,822

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $65,270)	$ 30,428,822
Other Information Shares
Sold	3,387,783
Redeemed	(396,289)
Net increase (decrease)	2,991,494

Financial Highlights

Period ended August 31, 2007 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.03
Net realized and unrealized gain (loss)	.14 F
Total from investment operations	.17
Net asset value, end of period	$ 10.17
Total Return B	1.70%
Ratios to Average Net Assets D,H
Expenses before reductions	.45% A
Expenses net of fee waivers, if any	.45% A
Expenses net of all reductions	.45% A
Net investment income (loss)	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,429
Portfolio turnover rate E	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period April 19, 2007 (commencement of operations) to August 31, 2007.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Value Enhanced Index Fund

Investment Summary

Top Ten Stocks as of August 31, 2007
% of fund's net assets
Exxon Mobil Corp.	5.4
General Electric Co.	4.7
AT&T, Inc.	3.4
Citigroup, Inc.	3.4
Bank of America Corp.	3.2
Chevron Corp.	3.0
iShares Russell 1000 Value Index Fund	2.6
JPMorgan Chase & Co.	2.4
Pfizer, Inc.	2.1
Verizon Communications, Inc.	2.1
32.3
Market Sectors as of August 31, 2007
% of fund's net assets
Financials	31.0
Energy	14.3
Industrials	10.5
Health Care	7.5
Consumer Staples	7.1
Consumer Discretionary	6.9
Telecommunication Services	6.8
Utilities	5.2
Information Technology	4.1
Materials	4.0

Semiannual Report

Fidelity Large Cap Value Enhanced Index Fund

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 6.9%
Automobiles - 0.2%
Ford Motor Co.	6,487	$ 50,663
Hotels, Restaurants & Leisure - 1.4%
Darden Restaurants, Inc.	2,023	84,157
McDonald's Corp.	5,471	269,447
		353,604
Household Durables - 0.3%
Black & Decker Corp.	1,070	92,823
Media - 3.6%
CBS Corp. Class B	5,881	185,310
Comcast Corp. Class A	1,266	33,030
Meredith Corp.	1,772	99,055
News Corp. Class A	2,398	48,512
Omnicom Group, Inc.	1,901	96,818
Regal Entertainment Group Class A	2,478	55,854
The Walt Disney Co.	7,522	252,739
Time Warner, Inc.	7,412	140,680
		911,998
Multiline Retail - 0.5%
Big Lots, Inc. (a)	3,980	118,485
Specialty Retail - 0.9%
Barnes & Noble, Inc.	1,188	42,851
Gap, Inc.	8,206	153,945
Home Depot, Inc.	1,274	48,807
		245,603
TOTAL CONSUMER DISCRETIONARY		1,773,176
CONSUMER STAPLES - 7.1%
Beverages - 0.5%
The Coca-Cola Co.	2,513	135,149
Food & Staples Retailing - 1.8%
BJ's Wholesale Club, Inc. (a)	3,449	120,715
CVS Caremark Corp.	657	24,848
Kroger Co.	4,872	129,498
Safeway, Inc.	4,384	139,104
Wal-Mart Stores, Inc.	885	38,613
		452,778
Food Products - 1.5%
General Mills, Inc.	2,846	159,034
Kraft Foods, Inc. Class A	3,389	108,651
The J.M. Smucker Co.	2,039	112,165
		379,850
Household Products - 1.7%
Procter & Gamble Co.	6,456	421,641
Tobacco - 1.6%
Altria Group, Inc.	3,048	211,562

	Shares	Value
Reynolds American, Inc.	2,236	$ 147,844
UST, Inc.	1,064	52,434
		411,840
TOTAL CONSUMER STAPLES		1,801,258
ENERGY - 14.3%
Energy Equipment & Services - 1.4%
Global Industries Ltd. (a)	5,199	125,712
Halliburton Co.	3,232	111,795
Tidewater, Inc.	1,728	113,098
		350,605
Oil, Gas & Consumable Fuels - 12.9%
Anadarko Petroleum Corp.	181	8,865
Chevron Corp.	8,602	754,912
ConocoPhillips	5,336	436,965
Continental Resources, Inc.	7,569	112,400
Exxon Mobil Corp.	16,000	1,371,677
Marathon Oil Corp.	2,424	130,629
Occidental Petroleum Corp.	4,955	280,899
Overseas Shipholding Group, Inc.	1,038	74,113
Valero Energy Corp.	1,967	134,759
		3,305,219
TOTAL ENERGY		3,655,824
FINANCIALS - 31.0%
Capital Markets - 3.9%
Apollo Investment Corp.	2,315	50,560
Bank New York Mellon Corp.	1,624	65,658
Bear Stearns Companies, Inc.	350	38,031
Goldman Sachs Group, Inc.	782	137,640
Lehman Brothers Holdings, Inc.	3,356	184,009
Merrill Lynch & Co., Inc.	3,726	274,606
Morgan Stanley	4,095	255,405
		1,005,909
Commercial Banks - 6.5%
BB&T Corp.	1,929	76,639
Comerica, Inc.	1,242	69,279
East West Bancorp, Inc.	1,998	71,528
KeyCorp	1,300	43,290
National City Corp.	1,592	42,841
PNC Financial Services Group, Inc.	1,206	84,866
Regions Financial Corp.	2,341	73,273
SunTrust Banks, Inc.	762	60,008
U.S. Bancorp, Delaware	5,921	191,544
Wachovia Corp.	7,858	384,885
Webster Financial Corp.	1,726	73,286
Wells Fargo & Co.	13,234	483,570
		1,655,009
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.3%
Capital One Financial Corp.	549	$ 35,498
Discover Financial Services (a)	2,307	53,384
		88,882
Diversified Financial Services - 9.2%
Bank of America Corp.	16,060	813,921
Citigroup, Inc.	18,494	866,999
JPMorgan Chase & Co.	13,593	605,160
KKR Financial Holdings LLC	3,591	55,625
		2,341,705
Insurance - 7.2%
ACE Ltd.	924	53,370
Allstate Corp.	1,161	63,565
American International Group, Inc.	6,945	458,370
Aspen Insurance Holdings Ltd.	4,321	108,414
CNA Financial Corp.	1,984	83,249
Delphi Financial Group, Inc. Class A	2,437	98,211
Genworth Financial, Inc. Class A (non-vtg.)	1,566	45,383
Hartford Financial Services Group, Inc.	445	39,565
HCC Insurance Holdings, Inc.	3,181	87,827
MetLife, Inc.	1,377	88,197
Nationwide Financial Services, Inc. Class A (sub. vtg.)	1,959	104,846
Philadelphia Consolidated Holdings Corp. (a)	1,231	49,265
Phoenix Companies, Inc.	3,513	48,655
Platinum Underwriters Holdings Ltd.	1,437	49,835
Prudential Financial, Inc.	480	43,094
Reinsurance Group of America, Inc.	1,779	96,617
The Chubb Corp.	1,484	75,877
The Travelers Companies, Inc.	2,305	116,495
W.R. Berkley Corp.	3,021	90,298
XL Capital Ltd. Class A	631	48,082
		1,849,215
Real Estate Investment Trusts - 1.5%
Annaly Capital Management, Inc.	7,323	103,181
Hospitality Properties Trust (SBI)	2,581	101,846
Host Hotels & Resorts, Inc.	1,885	42,017
Rayonier, Inc.	1,724	73,684
Vornado Realty Trust	480	51,163
		371,891
Real Estate Management & Development - 0.8%
CB Richard Ellis Group, Inc. Class A (a)	2,978	87,911
Jones Lang LaSalle, Inc.	948	105,873
		193,784
Thrifts & Mortgage Finance - 1.6%
Countrywide Financial Corp.	1,842	36,564
Fannie Mae	3,234	212,183

	Shares	Value
Hudson City Bancorp, Inc.	4,280	$ 60,862
Washington Mutual, Inc.	2,364	86,806
		396,415
TOTAL FINANCIALS		7,902,810
HEALTH CARE - 7.5%
Health Care Providers & Services - 2.1%
Coventry Health Care, Inc. (a)	1,745	100,111
Humana, Inc. (a)	1,786	114,465
McKesson Corp.	1,196	68,423
UnitedHealth Group, Inc.	1,864	93,219
WellPoint, Inc. (a)	2,001	161,261
		537,479
Pharmaceuticals - 5.4%
Eli Lilly & Co.	2,594	148,766
Johnson & Johnson	6,152	380,132
King Pharmaceuticals, Inc. (a)	5,734	86,182
Merck & Co., Inc.	2,587	129,790
Pfizer, Inc.	21,728	539,724
Schering-Plough Corp.	1,608	48,272
Wyeth	1,210	56,023
		1,388,889
TOTAL HEALTH CARE		1,926,368
INDUSTRIALS - 10.5%
Aerospace & Defense - 2.3%
General Dynamics Corp.	372	29,224
Honeywell International, Inc.	1,451	81,474
Lockheed Martin Corp.	1,038	102,907
Raytheon Co.	2,670	163,778
The Boeing Co.	1,100	106,370
United Technologies Corp.	1,218	90,899
		574,652
Airlines - 0.3%
SkyWest, Inc.	2,614	65,690
Building Products - 0.1%
Masco Corp.	793	20,634
Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc. (a)	9,855	125,848
Construction & Engineering - 0.5%
KBR, Inc.	4,094	134,447
Electrical Equipment - 0.7%
Acuity Brands, Inc.	1,342	70,509
Thomas & Betts Corp. (a)	2,068	114,547
		185,056
Industrial Conglomerates - 4.7%
General Electric Co.	30,891	1,200,733
Tyco International Ltd.	46	2,031
		1,202,764
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 1.2%
Deere & Co.	200	$ 27,212
Eaton Corp.	1,708	160,928
Gardner Denver, Inc. (a)	2,993	119,451
		307,591
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	560	51,302
TOTAL INDUSTRIALS		2,667,984
INFORMATION TECHNOLOGY - 4.1%
Communications Equipment - 0.3%
ADC Telecommunications, Inc. (a)	4,098	74,993
Computers & Peripherals - 2.0%
EMC Corp. (a)	3,311	65,094
Hewlett-Packard Co.	2,557	126,188
International Business Machines Corp.	1,580	184,370
NCR Corp. (a)	2,685	133,632
		509,284
Electronic Equipment & Instruments - 0.6%
Avnet, Inc. (a)	2,336	91,828
Tyco Electronics Ltd. (a)	1,758	61,301
		153,129
IT Services - 0.1%
The Western Union Co.	1,887	35,532
Semiconductors & Semiconductor Equipment - 1.1%
Amkor Technology, Inc. (a)	4,743	54,639
Integrated Device Technology, Inc. (a)	7,905	123,634
Teradyne, Inc. (a)	7,106	105,808
		284,081
TOTAL INFORMATION TECHNOLOGY		1,057,019
MATERIALS - 4.0%
Chemicals - 2.7%
Celanese Corp. Class A	3,249	116,704
CF Industries Holdings, Inc.	1,487	94,172
Dow Chemical Co.	2,651	113,012
E.I. du Pont de Nemours & Co.	1,518	74,003
H.B. Fuller Co.	3,851	103,630
Lubrizol Corp.	2,015	128,114
Terra Industries, Inc.	1,884	48,927
		678,562
Containers & Packaging - 0.3%
Pactiv Corp. (a)	2,857	83,567

	Shares	Value
Metals & Mining - 0.9%
Freeport-McMoRan Copper & Gold, Inc. Class B	1,613	$ 141,008
Nucor Corp.	783	41,421
United States Steel Corp.	589	55,649
		238,078
Paper & Forest Products - 0.1%
International Paper Co.	860	30,195
TOTAL MATERIALS		1,030,402
TELECOMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 6.2%
AT&T, Inc.	22,108	881,446
CenturyTel, Inc.	2,580	123,788
Citizens Communications Co.	3,214	46,635
Verizon Communications, Inc.	12,612	528,191
		1,580,060
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp.	8,012	151,587
TOTAL TELECOMMUNICATION SERVICES		1,731,647
UTILITIES - 5.2%
Electric Utilities - 2.5%
American Electric Power Co., Inc.	1,299	57,780
Duke Energy Corp.	5,972	109,526
Edison International	3,161	166,616
FPL Group, Inc.	1,301	76,551
Portland General Electric Co.	3,970	105,562
Southern Co.	2,017	71,583
Westar Energy, Inc.	2,219	53,900
		641,518
Gas Utilities - 0.4%
Energen Corp.	2,102	112,877
Multi-Utilities - 2.3%
Alliant Energy Corp.	2,087	79,056
Dominion Resources, Inc.	1,511	128,707
MDU Resources Group, Inc.	3,911	105,793
Public Service Enterprise Group, Inc.	1,617	137,429
Sempra Energy	2,311	127,174
		578,159
TOTAL UTILITIES		1,332,554
TOTAL COMMON STOCKS (Cost $25,630,952)		24,879,042
Investment Companies - 2.6%

iShares Russell 1000 Value Index Fund (Cost $659,423)	7,887	658,486
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 4.59% 9/27/07 (Cost $19,932)	$ 20,000	$ 19,950
Money Market Funds - 0.7%
	Shares
Fidelity Cash Central Fund, 5.48% (b) (Cost $181,229)	181,229	181,229
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $26,491,536)		25,738,707
NET OTHER ASSETS - (0.8)%		(209,331)
NET ASSETS - 100%		$ 25,529,376
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,522

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Value Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $26,310,307)	$ 25,557,478
Fidelity Central Funds (cost $181,229)	181,229
Total Investments (cost $26,491,536)		$ 25,738,707
Receivable for investments sold		2,295,833
Receivable for fund shares sold		26,991
Dividends receivable		43,928
Prepaid Independent trustees' compensation		9,149
Distributions receivable from Fidelity Central Funds		1,018
Total assets		28,115,626

Liabilities
Payable for investments purchased	$ 2,544,451
Payable for fund shares redeemed	23,836
Accrued management fee	4,808
Other affiliated payables	13,155
Total liabilities		2,586,250

Net Assets		$ 25,529,376
Net Assets consist of:
Paid in capital		$ 26,552,585
Undistributed net investment income		128,896
Accumulated undistributed net realized gain (loss) on investments		(399,276)
Net unrealized appreciation (depreciation) on investments		(752,829)
Net Assets, for 2,609,655 shares outstanding		$ 25,529,376
Net Asset Value, offering price and redemption price per share ($25,529,376 ÷ 2,609,655 shares)		$ 9.78

Statement of Operations

	For the period April 19, 2007 (commencement of operations) to August 31, 2007 (Unaudited)

Investment Income
Dividends		$ 146,519
Interest		3,058
Income from Fidelity Central Funds		8,522
Total income		158,099

Expenses
Management fee	$ 4,808
Transfer agent fees	9,729
Independent trustees' compensation	14,666
Total expenses		29,203
Net investment income (loss)		128,896
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(393,320)
Futures contracts	(5,956)
Total net realized gain (loss)		(399,276)
Change in net unrealized appreciation (depreciation) on investment securities		(752,829)
Net gain (loss)		(1,152,105)
Net increase (decrease) in net assets resulting from operations		$ (1,023,209)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Value Enhanced Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period April 19, 2007 (commencement of operations) to August 31, 2007 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 128,896
Net realized gain (loss)	(399,276)
Change in net unrealized appreciation (depreciation)	(752,829)
Net increase (decrease) in net assets resulting from operations	(1,023,209)
Share transactions Proceeds from sales of shares	30,057,334
Cost of shares redeemed	(3,504,749)
Net increase (decrease) in net assets resulting from share transactions	26,552,585
Total increase (decrease) in net assets	25,529,376

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $128,896)	$ 25,529,376
Other Information Shares
Sold	2,957,017
Redeemed	(347,362)
Net increase (decrease)	2,609,655

Financial Highlights

Period ended August 31, 2007 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.07
Net realized and unrealized gain (loss)	(.29)
Total from investment operations	(.22)
Net asset value, end of period	$ 9.78
Total Return B	(2.20)%
Ratios to Average Net Assets D,G
Expenses before reductions	.45% A
Expenses net of fee waivers, if any	.45% A
Expenses net of all reductions	.45% A
Net investment income (loss)	1.97% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,529
Portfolio turnover rate E	88% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period April 19, 2007 (commencement of operations) to August 31, 2007.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Core Enhanced Index Fund

Investment Summary

Top Ten Stocks as of August 31, 2007
% of fund's net assets
Exxon Mobil Corp.	3.8
General Electric Co.	2.8
Microsoft Corp.	2.0
Citigroup, Inc.	2.0
Bank of America Corp.	1.9
Cisco Systems, Inc.	1.8
Chevron Corp.	1.8
AT&T, Inc.	1.8
International Business Machines Corp.	1.7
JPMorgan Chase & Co.	1.5
21.1
Market Sectors as of August 31, 2007
% of fund's net assets
Financials	18.3
Information Technology	16.3
Health Care	12.3
Energy	11.5
Industrials	11.4
Consumer Staples	9.0
Consumer Discretionary	8.6
Telecommunication Services	4.0
Materials	3.0
Utilities	2.4

Semiannual Report

Fidelity Large Cap Core Enhanced Index Fund

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
CONSUMER DISCRETIONARY - 8.6%
Automobiles - 0.1%
Ford Motor Co.	6,486	$ 50,656
Diversified Consumer Services - 0.9%
Apollo Group, Inc. Class A (non-vtg.) (a)	3,194	187,392
Sotheby's Class A (ltd. vtg.)	3,974	171,995
		359,387
Hotels, Restaurants & Leisure - 1.3%
Darden Restaurants, Inc.	4,092	170,227
McDonald's Corp.	6,640	327,020
		497,247
Media - 3.8%
Comcast Corp. Class A	5,062	132,068
McGraw-Hill Companies, Inc.	3,438	173,481
News Corp. Class A	6,337	128,198
Omnicom Group, Inc.	3,819	194,502
Regal Entertainment Group Class A	7,815	176,150
The Walt Disney Co.	10,352	347,827
Time Warner, Inc.	4,272	81,083
Viacom, Inc. Class B (non-vtg.) (a)	6,455	254,714
		1,488,023
Multiline Retail - 0.7%
Big Lots, Inc. (a)	6,308	187,789
Family Dollar Stores, Inc.	1,554	45,501
Target Corp.	913	60,194
		293,484
Specialty Retail - 1.5%
Gap, Inc.	8,220	154,207
Home Depot, Inc.	3,267	125,159
Lowe's Companies, Inc.	1,533	47,615
RadioShack Corp.	4,653	110,602
Sherwin-Williams Co.	2,110	145,611
		583,194
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	2,124	119,666
TOTAL CONSUMER DISCRETIONARY		3,391,657
CONSUMER STAPLES - 9.0%
Beverages - 1.8%
Anheuser-Busch Companies, Inc.	2,322	114,707
PepsiCo, Inc.	3,120	212,254
The Coca-Cola Co.	7,318	393,562
		720,523
Food & Staples Retailing - 3.0%
BJ's Wholesale Club, Inc. (a)	4,842	169,470
CVS Caremark Corp.	1,575	59,567
Kroger Co.	7,500	199,350
Safeway, Inc.	5,472	173,627
Sysco Corp.	3,295	109,987

	Shares	Value
Wal-Mart Stores, Inc.	7,345	$ 320,462
Walgreen Co.	3,019	136,066
		1,168,529
Food Products - 0.9%
General Mills, Inc.	3,684	205,862
The J.M. Smucker Co.	2,545	140,000
		345,862
Household Products - 1.5%
Procter & Gamble Co.	9,067	592,166
Tobacco - 1.8%
Altria Group, Inc.	5,957	413,475
Reynolds American, Inc.	2,975	196,707
UST, Inc.	1,998	98,461
		708,643
TOTAL CONSUMER STAPLES		3,535,723
ENERGY - 11.5%
Energy Equipment & Services - 3.1%
Grant Prideco, Inc. (a)	1,462	80,849
Halliburton Co.	7,783	269,214
National Oilwell Varco, Inc. (a)	1,936	247,808
Schlumberger Ltd. (NY Shares)	3,411	329,162
Tidewater, Inc.	2,497	163,429
Transocean, Inc. (a)	1,435	150,804
		1,241,266
Oil, Gas & Consumable Fuels - 8.4%
Chevron Corp.	8,202	719,808
ConocoPhillips	3,428	280,719
Continental Resources, Inc.	8,241	122,379
Exxon Mobil Corp.	17,472	1,497,872
Marathon Oil Corp.	2,052	110,582
Occidental Petroleum Corp.	5,441	308,450
Valero Energy Corp.	3,805	260,681
		3,300,491
TOTAL ENERGY		4,541,757
FINANCIALS - 18.3%
Capital Markets - 3.2%
Apollo Investment Corp.	4,190	91,510
Bank New York Mellon Corp.	2,600	105,118
Goldman Sachs Group, Inc.	1,675	294,817
Lehman Brothers Holdings, Inc.	3,851	211,150
Merrill Lynch & Co., Inc.	4,050	298,485
Morgan Stanley	4,077	254,282
		1,255,362
Commercial Banks - 3.2%
Comerica, Inc.	1,733	96,667
KeyCorp	1,200	39,960
PNC Financial Services Group, Inc.	1,057	74,381
Regions Financial Corp.	1,700	53,210
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
SunTrust Banks, Inc.	675	$ 53,156
SVB Financial Group (a)	1,083	53,890
U.S. Bancorp, Delaware	4,689	151,689
Wachovia Corp.	5,801	284,133
Wells Fargo & Co.	12,151	443,998
		1,251,084
Consumer Finance - 0.4%
American Express Co.	2,067	121,168
Discover Financial Services (a)	2,623	60,696
		181,864
Diversified Financial Services - 5.4%
Bank of America Corp.	14,789	749,507
Citigroup, Inc.	16,477	772,442
JPMorgan Chase & Co.	13,370	595,232
		2,117,181
Insurance - 4.3%
ACE Ltd.	2,116	122,220
American International Group, Inc.	5,715	377,190
Arch Capital Group Ltd.	2,447	175,768
CNA Financial Corp.	3,279	137,587
Hartford Financial Services Group, Inc.	1,549	137,722
MetLife, Inc.	1,365	87,428
Nationwide Financial Services, Inc. Class A (sub. vtg.)	2,772	148,357
Prudential Financial, Inc.	700	62,846
The Chubb Corp.	3,869	197,822
W.R. Berkley Corp.	4,467	133,519
XL Capital Ltd. Class A	1,607	122,453
		1,702,912
Real Estate Investment Trusts - 0.4%
Annaly Capital Management, Inc.	2,515	35,436
ProLogis Trust	1,801	108,348
		143,784
Real Estate Management & Development - 0.7%
CB Richard Ellis Group, Inc. Class A (a)	6,411	189,253
Jones Lang LaSalle, Inc.	750	83,760
		273,013
Thrifts & Mortgage Finance - 0.7%
Fannie Mae	2,945	193,221
Freddie Mac	626	38,568
Washington Mutual, Inc.	879	32,277
		264,066
TOTAL FINANCIALS		7,189,266

	Shares	Value
HEALTH CARE - 12.3%
Biotechnology - 0.5%
Amgen, Inc. (a)	2,350	$ 117,759
Gilead Sciences, Inc. (a)	2,211	80,414
		198,173
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	4,738	259,453
Kinetic Concepts, Inc. (a)	1,056	63,476
Medtronic, Inc.	1,392	73,553
		396,482
Health Care Providers & Services - 3.3%
Aetna, Inc.	3,976	202,418
Coventry Health Care, Inc. (a)	3,005	172,397
Express Scripts, Inc. (a)	3,055	167,261
Humana, Inc. (a)	3,173	203,358
McKesson Corp.	2,124	121,514
UnitedHealth Group, Inc.	3,293	164,683
WellPoint, Inc. (a)	3,311	266,833
		1,298,464
Life Sciences Tools & Services - 0.6%
Invitrogen Corp. (a)	2,211	172,237
Waters Corp. (a)	1,049	64,587
		236,824
Pharmaceuticals - 6.9%
Abbott Laboratories	3,889	201,878
Bristol-Myers Squibb Co.	2,298	66,987
Eli Lilly & Co.	5,472	313,819
Johnson & Johnson	8,305	513,166
King Pharmaceuticals, Inc. (a)	8,467	127,259
Merck & Co., Inc.	8,847	443,854
Pfizer, Inc.	23,334	579,617
Schering-Plough Corp.	9,265	278,135
Warner Chilcott Ltd.	4,039	74,843
Wyeth	2,557	118,389
		2,717,947
TOTAL HEALTH CARE		4,847,890
INDUSTRIALS - 11.4%
Aerospace & Defense - 3.6%
Honeywell International, Inc.	5,531	310,566
Lockheed Martin Corp.	2,609	258,656
Raytheon Co.	3,474	213,095
The Boeing Co.	4,002	386,993
United Technologies Corp.	3,055	227,995
		1,397,305
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	3,451	261,793
Airlines - 0.2%
SkyWest, Inc.	2,872	72,173
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.9%
Allied Waste Industries, Inc. (a)	14,325	$ 182,930
Deluxe Corp.	4,631	176,071
		359,001
Construction & Engineering - 0.4%
KBR, Inc.	4,944	162,361
Electrical Equipment - 0.7%
Emerson Electric Co.	5,809	285,977
Industrial Conglomerates - 3.5%
3M Co.	2,890	262,961
General Electric Co.	29,043	1,128,901
		1,391,862
Machinery - 1.0%
Caterpillar, Inc.	2,964	224,582
Eaton Corp.	1,357	127,857
Gardner Denver, Inc. (a)	1,357	54,158
		406,597
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	1,555	142,454
TOTAL INDUSTRIALS		4,479,523
INFORMATION TECHNOLOGY - 16.3%
Communications Equipment - 2.0%
Cisco Systems, Inc. (a)	22,690	724,265
QUALCOMM, Inc.	1,868	74,515
		798,780
Computers & Peripherals - 5.1%
Apple, Inc. (a)	3,195	442,444
Dell, Inc. (a)	4,492	126,899
EMC Corp. (a)	2,834	55,716
Hewlett-Packard Co.	11,023	543,985
International Business Machines Corp.	5,610	654,631
NCR Corp. (a)	3,640	181,163
		2,004,838
Electronic Equipment & Instruments - 0.3%
Mettler-Toledo International, Inc. (a)	812	76,580
Tyco Electronics Ltd. (a)	1,599	55,757
		132,337
Internet Software & Services - 1.3%
eBay, Inc. (a)	7,627	260,081
Google, Inc. Class A (sub. vtg.) (a)	500	257,625
		517,706
IT Services - 1.0%
Electronic Data Systems Corp.	4,103	93,918
Mastercard, Inc. Class A	1,011	138,497
The Western Union Co.	7,562	142,392
		374,807

	Shares	Value
Office Electronics - 0.2%
Xerox Corp. (a)	4,249	$ 72,785
Semiconductors & Semiconductor Equipment - 2.5%
Intel Corp.	16,417	422,738
Lam Research Corp. (a)	2,880	154,454
National Semiconductor Corp.	6,667	175,475
NVIDIA Corp. (a)	954	48,807
Teradyne, Inc. (a)	5,084	75,701
Texas Instruments, Inc.	3,379	115,697
		992,872
Software - 3.9%
BMC Software, Inc. (a)	5,710	174,840
Cadence Design Systems, Inc. (a)	6,179	134,208
McAfee, Inc. (a)	1,654	59,131
Microsoft Corp.	27,606	793,120
Oracle Corp. (a)	17,845	361,897
		1,523,196
TOTAL INFORMATION TECHNOLOGY		6,417,321
MATERIALS - 3.0%
Chemicals - 1.7%
Celanese Corp. Class A	4,728	169,830
Dow Chemical Co.	1,390	59,256
Lubrizol Corp.	2,599	165,244
Monsanto Co.	3,864	269,475
		663,805
Metals & Mining - 1.3%
Freeport-McMoRan Copper & Gold, Inc. Class B	2,833	247,661
Nucor Corp.	2,935	155,262
United States Steel Corp.	1,362	128,682
		531,605
TOTAL MATERIALS		1,195,410
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	17,407	694,017
CenturyTel, Inc.	3,940	189,041
Qwest Communications International, Inc. (a)	6,981	62,480
Verizon Communications, Inc.	11,694	489,745
		1,435,283
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp.	8,044	152,192
TOTAL TELECOMMUNICATION SERVICES		1,587,475
UTILITIES - 2.4%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	1,112	49,462
Edison International	3,754	197,873
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
FPL Group, Inc.	2,255	$ 132,684
Southern Co.	600	21,294
		401,313
Independent Power Producers & Energy Traders - 0.3%
Mirant Corp. (a)	2,568	100,075
Multi-Utilities - 1.1%
Dominion Resources, Inc.	1,373	116,952
Public Service Enterprise Group, Inc.	1,872	159,101
Sempra Energy	2,934	161,458
		437,511
TOTAL UTILITIES		938,899
TOTAL COMMON STOCKS (Cost $38,628,086)		38,124,921
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 1% to 4.59% 9/27/07 (c) (Cost $49,868)	$ 50,000	49,874
Money Market Funds - 3.3%
	Shares
Fidelity Cash Central Fund, 5.48% (b) (Cost $1,308,813)	1,308,813	1,308,813
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $39,986,767)		39,483,608
NET OTHER ASSETS - (0.2)%		(84,372)
NET ASSETS - 100%		$ 39,399,236
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
12 S&P 500 E-Mini Index Contracts	Sept. 2007	$ 886,020	$ 9,609
1 S&P 500 Index Contracts	Sept. 2007	369,175	120
TOTAL EQUITY INDEX CONTRACTS		$ 1,255,195	$ 9,729

The face value of futures purchased as a percentage of net assets - 3.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $39,900.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,312

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Core Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $38,677,954)	$ 38,174,795
Fidelity Central Funds (cost $1,308,813)	1,308,813
Total Investments (cost $39,986,767)		$ 39,483,608
Receivable for investments sold		3,046,210
Receivable for fund shares sold		136,348
Dividends receivable		65,068
Distributions receivable from Fidelity Central Funds		3,428
Prepaid Independent trustees' compensation		5,992
Receivable for daily variation on futures contracts		7,227
Total assets		42,747,881

Liabilities
Payable for investments purchased	$ 3,320,946
Payable for fund shares redeemed	7,897
Accrued management fee	7,520
Other affiliated payables	12,282
Total liabilities		3,348,645

Net Assets		$ 39,399,236
Net Assets consist of:
Paid in capital		$ 40,351,899
Undistributed net investment income		145,724
Accumulated undistributed net realized gain (loss) on investments		(604,957)
Net unrealized appreciation (depreciation) on investments		(493,430)
Net Assets, for 3,922,725 shares outstanding		$ 39,399,236
Net Asset Value, offering price and redemption price per share ($39,399,236 ÷ 3,922,725 shares)		$ 10.04

Statement of Operations

	For the period April 19, 2007 (commencement of operations) to August 31, 2007 (Unaudited)

Investment Income
Dividends		$ 171,367
Interest		3,099
Income from Fidelity Central Funds		15,312
Total income		189,778

Expenses
Management fee	$ 7,520
Transfer agent fees	14,680
Independent trustees' compensation	21,854
Total expenses		44,054
Net investment income (loss)		145,724
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(573,740)
Futures contracts	(31,217)
Total net realized gain (loss)		(604,957)
Change in net unrealized appreciation (depreciation) on: Investment securities	(503,159)
Futures contracts	9,729
Total change in net unrealized appreciation (depreciation)		(493,430)
Net gain (loss)		(1,098,387)
Net increase (decrease) in net assets resulting from operations		$ (952,663)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Core Enhanced Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period April 19, 2007 (commencement of operations) to August 31, 2007 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 145,724
Net realized gain (loss)	(604,957)
Change in net unrealized appreciation (depreciation)	(493,430)
Net increase (decrease) in net assets resulting from operations	(952,663)
Share transactions Proceeds from sales of shares	45,681,015
Cost of shares redeemed	(5,329,116)
Net increase (decrease) in net assets resulting from share transactions	40,351,899
Total increase (decrease) in net assets	39,399,236

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $145,724)	$ 39,399,236
Other Information Shares
Sold	4,448,983
Redeemed	(526,258)
Net increase (decrease)	3,922,725

Financial Highlights

Period ended August 31, 2007 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.05
Net realized and unrealized gain (loss)	(.01)
Total from investment operations	.04
Net asset value, end of period	$ 10.04
Total Return B	.40%
Ratios to Average Net Assets D,G
Expenses before reductions	.45% A
Expenses net of fee waivers, if any	.45% A
Expenses net of all reductions	.45% A
Net investment income (loss)	1.48% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,399
Portfolio turnover rate E	42% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period April 19, 2007 (commencement of operations) to August 31, 2007.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2007 (Unaudited)

1. Organization.

Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund and Fidelity Large Cap Core Enhanced Index Fund (the Funds) are funds of Fidelity Commonwealth Trust II (the trust) and are authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because each Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, if applicable, remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Large Cap Growth Enhanced Index Fund	$ 30,657,566	$ 1,053,049	$ (1,255,341)	$ (202,292)
Fidelity Large Cap Value Enhanced Index Fund	26,512,018	485,474	(1,258,785)	(773,311)
Fidelity Large Cap Core Enhanced Index Fund	39,990,290	1,124,791	(1,631,473)	(506,682)

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. Certain Funds may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Growth Enhanced Index Fund	34,339,207	3,596,212
Fidelity Large Cap Value Enhanced Index Fund	32,672,456	5,987,943
Fidelity Large Cap Core Enhanced Index Fund	43,433,450	4,231,256

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. For these services, the Funds pay a monthly management fee to Strategic Advisers. The management fee is based on an annual rate of 0.30% of the Funds' average net assets. Under the management contract, Strategic Advisers pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to Strategic Advisers by the Funds is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees. In addition, under the expense contract, Strategic Advisers pays class-level expenses so that total expenses do not exceed 0.45% of the average net assets with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by Strategic Advisers for providing these services.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, each fund paid transfer agent fees at the following annualized rates expressed as a percentage of average net assets:

Fidelity Large Cap Growth Enhanced Index Fund	.15%
Fidelity Large Cap Value Enhanced Index Fund	.15%
Fidelity Large Cap Core Enhanced Index Fund	.15%

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Large Cap Value Enhanced Index Fund
Fidelity Large Cap Core Enhanced Index Fund
Fidelity Large Cap Growth Enhanced Index Fund

On February 2, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered the range of information that it considered appropriate.

In determining whether to approve the Advisory Contracts for each fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by each fund in its prospectus and other public disclosures, may choose to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc. (Strategic), and the sub-adviser, Geode Capital Management, LLC (Geode), (together, the Investment Advisers), including the background of the funds' portfolio managers and the funds' investment objectives and disciplines.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technical research, computer modeling, and the Investment Advisers' approach to managing the funds.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by Strategic and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of the Strategic's supervision of third-party service providers, principally Geode, custodians and sub-custodians. The Board further considered the benefits associated with the Expense Contract, which limits fund expenses to 45 bp.

The Board noted that the growth of fund assets across the Fidelity complex allows for reinvestment in the development of services designed to enhance the value or convenience of the funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund sponsored by a Fidelity Investments company, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services.

Investment Performance. The funds are new funds and therefore had no historical performance for the Board to review at the time it approved each fund's Advisory Contracts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's proposed management fee and projected operating expenses in reviewing the Advisory Contracts. The Board also took into consideration an Expense Contract which limits each fund's annualized total fund- and class-level expenses to 0.45%. The Board noted that each fund's proposed 0.45% total expense ratio is competitive in relation to competitor enhanced index funds.

Based on its review, the Board concluded that each fund's management fee and total expenses were fair and reasonable in light of the services that each fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The funds are new funds and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contracts.

Economies of Scale. The Board considered that as the funds are all new funds, it is premature to consider scale economies, and will be until the funds have assets under management.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board received additional information regarding similar funds offered by other fund companies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be approved.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Adviser

Geode Capital Management, LLC
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

GEI-USAN-1007
1.855141.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	November 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	November 1, 2007
By:	/s/Kathleen A. Tucker
Kathleen A. Tucker
Chief Financial Officer

Date:	November 1, 2007